Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		¥ (530,439)	¥ (338,868)
Exchange difference		(16)	(35)
Total	$ 49,749	346,345	387,532
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		623,482	513,448
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		150,048	115,048
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,599	3,599
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		¥ 99,671	¥ 94,340